U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL NOTICE OF SECURITES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer:  Boston Advisors Trust
                                  1 Federal Street Boston,
                                  MA 02110

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.   Investment Company Act File Number: 811-09675

     Securities Act File Number:  333-90049

4(a). Last day of fiscal year for which this Form is filed: April 30, 2003

4(b).[ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities
                sold  during  the  fiscal  year
                pursuant to section 24(f):                      $5,847,015,203

     (ii) Aggregate  price of  securities  redeemed
                or  repurchased  during the fiscal
                year:                                           $5,801,421,248

     (iii)Aggregate  price of  securities  redeemed
                or  repurchased  during any PRIOR  fiscal
                year ending no earlier  than  October 11,
                1995 that were not  previously  used  to
                reduce  registration  fees  payable  to the
                Commission:                                     $0

     (iv) Total  available  redemption  credits
                [add items  5(ii) and  5(iii)]:                 $5,801,421,248

     (v)  Net sales -- if item 5(i) is greater  than
                Item 5(iv)[subtract  Item 5(iv)                 $45,593,955
                from Item 5(i)]:



     (vi) Redemption  credits  available for use in
                future years -- if Item 5(i)is                  $0
                less than Item 5(iv) [subtract Item
                5(iv) from Item 5(i)]:

     (vii)Multiplier for determining  registration
                fee (See Instruction C.9):                      x.0000809

     (viii) Registration  fee due [multiply Item 5(v)
                by Item 5(vii)] (enter "0"
                if no fee is due):                              =$ 3,688.55
                                                                ------------
                                                                ------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __.

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):           + $0

8.   Total of the amount of the registration fee due plus any interest due [Item
     5(viii) plus Item 7]:                                      = $

9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:                           July 28, 2003

        Method of Delivery:

        CIK#: 0001097433
                           [ X ]  Wire Transfer
                           [  ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Donna C. McAdam
                                -----------------------------------
                                Donna McAdam, Treasurer

Date: July 23, 2003
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*Please print the name and title of the signing officer below the signature.